ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Initial Public Offering [Line Items]
Net proceeds from initial public offering		$ 130,440
Borrowings under the revolving line of credit				62,622
Number of newly authorized shares issued upon conversion (in shares)	1
Common shares, par value (in dollars per share)	$ 0		$ 0
Initial Public Offering
Initial Public Offering [Line Items]
Number of shares of common stock sold (in shares)	15,333,333
Number of shares sold by the Company (in shares)	11,000,000
Number of shares of stock sold by the existing shareholders (in shares)	4,333,333
Initial public offering price (in dollars per share)	$ 13.00
Net proceeds from initial public offering	130,440
Underwriting discounts and commissions	9,652
Other offering expenses	2,908
Existing indebtedness to certain current or former shareholders and employees	(19,824)
Borrowings under the revolving line of credit	(60,634)
Amount of borrowings repaid under the revolving line of credit	80,458
Remaining net proceeds used for working capital and other general purposes	$ 49,982